Commitments and Contingencies - Environmental Matters (Details) $ in Thousands, number in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Environmental matter
Environmental matters liability	$ 2,500
Litigation settlement, cash portion	$ 25,000
Litigation settlement, renewable identification numbers	36
Litigation settlement expense	$ 12,500
Estimated litigation liability	$ 12,500	$ 0